UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:           06/30/04

Check here if Amendment /  /; Amendment Number:
This Amendment (Check only one):    /  / is a restatement
                                    /  / adds new holdings entries.

Institutional Investment Manager Filing this Report:

WESTCLIFF CAPITAL MANAGEMENT, LLC
200 Seventh Avenue, Suite 105
Santa Cruz, CA  95062

Form 13F File Number:  028-03851

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
RICHARD S. SPENCER III
Managing Member of Westcliff Capital Management, LLC
831-479-0422

Signature, Place and Date of Signing:

/s/ RICHARD S. SPENCER III
-------------------------------------
Richard S. Spencer III
Santa Cruz, CA
08/03/04

Report Type (Check only one):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:   53

Form 13F Information Table Value Total (x$1000):  $190,435

List of Other Included Managers:    None

                           FORM 13F INFORMATION TABLE

                                                   VALUE     SHARES/        SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS   CUSIP    (X$1000)   PRN AMT        PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED   NONE
---------------------- -------------- --------- ----------- --------       ---  ----  ------- --------  --------  ------   ----
---------------------------------------------------------------------------------------------------------------------------------
Adams Res & Energy I           COM    006351308        68        4600        SH          Sole               4600
Arch Coal Inc.                 COM    039380100       102        2800        SH          Sole               2800
Aspect Telecom                 COM    04523Q102     4,554     320,700        SH          Sole            320,700
Asyst Technology               COM    04648X107     4,537     438,800        SH          Sole            438,800
Blue Coat Systems, Inc.        COM    09534T508     3,401     101,561        SH          Sole            101,561
CE Franklin LTD                COM    125151100     6,332   1,688,600        SH          Sole          1,688,600
California Micro Devices       COM    130439102     3,810     330,400        SH          Sole            330,400
Ceradyne Inc.                  COM    156710105     2,472      69,100        SH          Sole             69,100
Cyber Source Corp Del          COM    23251J106     4,496     537,761        SH          Sole            537,761
Diamond Offshore Drilling      COM    25271C102     4,914     206,200        SH          Sole            206,200
Diedrich Coffee                COM    253675201     5,254     955,233        SH          Sole            955,233
Diedrick Coffee - Warrant      COM    253675201       146     208,331        SH          Sole            208,331
DorChester Minerals            COM    25820R105        99       5,200        SH          Sole              5,200
Dril Quip Inc                  COM    262037104     1,233      65,950        SH          Sole             65,950
Energytec Inc.                 COM    29275M108       647     263,100        SH          Sole            263,100
Ensco International, Inc.      COM    26874Q100     1,504      51,690        SH          Sole             51,690
Epicor Software                COM    29426L108     4,262     303,358        SH          Sole            303,358
Gasco Energy Inc.              COM    367220100     5,378   2,758,200        SH          Sole          2,758,200
Gevity HR Inc.                 COM    374393106     2,513      95,937        SH          Sole             95,937
GlobalSantafe Corp             COM    G3930E101       679      25,640        SH          Sole             25,640
Grant Prideco Inc.             COM    38821G101     5,124     277,580        SH          Sole            277,580
Grey Wolf Inc.                 COM    397888108     7,266   1,713,770        SH          Sole          1,713,770
Harvest Natural Resources Inc. COM    41754V103     5,084     341,010        SH          Sole            341,010
Hydril Company                 COM    448774109        63       2,000        SH          Sole              2,000
Interlink Electronics          COM    458751104     5,289     542,475        SH          Sole            542,475
KFX Inc.                       COM    48245L107    22,483   2,950,500        SH          Sole          2,950,500
KFX Inc.- Warrants             COM    48245L115    35,496   7,288,750        SH          Sole          7,288,750
LCA-Vision Inc.                COM    501803308     1,093      37,534        SH          Sole             37,534
Magnum Hunter Resources Inc.   COM    55972F203       467      45,000        SH          Sole             45,000
Maverick Tube Corp             COM    577914104     1,435      54,640        SH          Sole             54,640
Mission Resources              COM    605109107       141      24,800        SH          Sole             24,800
National Oil Well              COM    637071101     7,671     243,615        SH          Sole            243,615
NetFlix                        COM    64110L106     5,841     162,240        SH          Sole            162,240
Newfield Explortion            COM    651290108        49         880        SH          Sole                880
Noble Corp                     COM    G65422100     1,706      45,020        SH          Sole             45,020
PYR Energy Warrant             COM    693677106         -     134,535        SH          Sole            134,535
Patterson Energy               COM    703481101     6,592     197,300        SH          Sole            197,300
Peabody Energy                 COM    704549104        67       1,200        SH          Sole              1,200
Penn Virginia Resource Partner COM    707884102     1,956      54,700        SH          Sole             54,700
Penn Virginia CP               COM    707882106        58       1,600        SH          Sole              1,600
PetroFalcon Corp.              COM    716474101     1,105     545,400        SH          Sole            545,400
Plains Exploration & Productio COM    726505100     4,402     239,900        SH          Sole            239,900
Pride International Inc.       COM    74153Q102     4,306     251,650        SH          Sole            251,650
Rowan Companies                COM    779382100     3,139     129,000        SH          Sole            129,000
Spinnaker Exploratio           COM    84855W109        67       1,700        SH          Sole              1,700
Todco-CL A                     COM    88889T107        48       3,100        SH          Sole              3,100
Toreador Resources Corp        COM    891050106       318      43,300        SH          Sole             43,300
Trans World Entertainment      COM    89336Q100     2,754     274,890        SH          Sole            274,890
Transocean Inc.                COM    G90078109     4,184     144,560        SH          Sole            144,560
Treasure Island Royalty Trust  COM    894626209     1,055   1,850,442        SH          Sole          1,850,442
Trident Microsystems Inc.      COM    895919108       786      69,100        SH          Sole             69,100
Ultra Petroleum Corp           COM    903914109     3,938     105,500        SH          Sole            105,500
Westmoreland Coal Co           COM    960878106        51       2,600        SH          Sole              2,600

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REPORT SUMMARY        53 DATA RECORDS             190,435              0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED